Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income taxes	R$ 1,217,623	R$ 683,504	R$ 155,359
Expenses (revenues) not affecting cash:
Depreciation and amortization	95,363	51,571	31,246
Loss on sale of property		49
Charge backs	71,491	47,854	31,557
Accrual of provision for contingencies	3,745	3,538	603
Share based long term incentive plan (LTIP)	264,179
Unrealizes on derivative instruments			6,613
Inventory provisions	20,070
Other financial cost, net	1	660	5,549
Changes in operating assets and liabilities
Note receivables	(5,048,464)	(2,066,867)	(783,954)
Changes in receivables subject to early payment	(1,737,545)	1,161,430	406,159
Changes in receivables not subject to early payment	(3,310,919)	(3,228,297)	(1,190,113)
Inventories	(47,012)	(40,586)	20,181
Taxes recoverable	(22,936)	8,055	8,579
Other receivables	773	(23,495)	17,214
Other payables	(7,330)	(2,046)	13,491
Payables to third parties	1,243,629	1,776,538	620,940
Trade payables	72,579	29,531	25,430
Receivables from (payables to) related parties	112,790	(64,400)	(214,549)
Salaries and social charges	39,312	13,341	6,618
Taxes and contributions	31,764	(3,109)	3,867
Provision for contingencies	(1,792)	486	(42)
Net Changes in operating assets and liabilities	(1,954,212)	414,624	(51,298)
Income tax and social contribution paid	(203,631)	(166,389)	(18,059)
Interest income received	394,643	214,555	146,346
Interest paid		(9,175)
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,763,200)	453,615	76,989
CASH FLOWS FROM INVESTING ACTIVITIES
Amount paid on acquisitions, net of cash acquired	(1,813)	(22,225)
Purchases of property and equipment	(61,560)	(7,873)	(1,996)
Purchases and development of intangible assets	(192,048)	(99,673)	(70,394)
Acquisition of financial investments		(209,569)	(337,098)
Redemption of financial investments	211,116	132,107	206,190
NET CASH USED IN INVESTING ACTIVITIES	(44,305)	(207,233)	(203,298)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of borrowings		(199,480)
Proceeds from borrowings			199,390
Payment of derivative financial instruments		(5,831)
Distribution of dividends		(54,273)
Proceeds from offering of shares	4,717,875
Transaction costs	(189,852)
Acquisition of treasury shares	(39,532)
Transaction with non-controlling interest	(5,389)
Capital increase by non-controlling shareholders	20,686
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	4,503,788	(259,584)	199,390
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,696,283	(13,202)	73,081
Cash and cash equivalents at the beginning of the year	66,767	79,969	6,888
Cash and cash equivalents at the end of the year	R$ 2,763,050	R$ 66,767	R$ 79,969